ORGANIZATION AND BUSINESS - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 27, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents		$ 1,147,193	$ 1,310,715
Borrowing capacity		$ 2,075,674
License term for operating business	20 years